Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets
Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	(in thousands)
Amortized intangible assets with finite lives:
Cost: Trademarks	3,425	3,454
Customer relationships	—	484
Website	—	90

Total cost	3,425	4,028
Less: Accumulated amortization	—	(476)

Intangible assets, net	3,425	3,552

Schedule of amortization expenses related to the intangible assets for future periods
As of December 31, 2024, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

Amounts
(in thousands)
Year Ending December 31,
2025	495
2026	495
2027	470
2028	464
2029 and after	1,628

3,552